Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2014	2013
	(In thousands)

Commercial loans	$52,286	$55,136
Commercial real estate	158,314	144,972
Residential real estate	83,870	82,832
Installment loans	21,284	26,562

Total gross loans	315,754	309,502

Less allowance for loan losses	(2,400)	(2,894)

Total loans	$313,354	$306,608

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2014 and 2013:

	2014
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$412	$1,609	$90	$141	$642	$2,894
Provision charged to expense	175	27	229	308	149	888
Losses charged off	(337)	(555)	(235)	(388)	––	(1,515)
Recoveries	4	35	8	86	––	133
Balance, end of year	$254	$1,116	$92	$147	$791	$2,400
Ending balance: individually evaluated for impairment	$92	$622	$––	$––	$––	$714
Ending balance: collectively evaluated for impairment	$162	$494	$92	$147	$791	$1,686

Loans:
Ending balance: individually evaluated for impairment	$112	$1,756	$––	$––	$––	$1,868
Ending balance: collectively evaluated for impairment	$52,174	$156,558	$83,870	$21,284	$––	$313,886

	2013
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$598	$1,347	$116	$200	$447	$2,708
Provision charged to expense	457	378	28	183	195	1,241
Losses charged off	(645)	(130)	(59)	(399)	––	(1,233)
Recoveries	2	14	5	157	––	178
Balance, end of year	$412	$1,609	$90	$141	$642	$2,894
Ending balance: individually evaluated for impairment	$238	$1,151	$––	$––	$––	$1,389
Ending balance: collectively evaluated for impairment	$174	$458	$90	$141	$642	$1,505

Loans:
Ending balance: individually evaluated for impairment	$655	$5,675	$––	$––	$––	$6,330
Ending balance: collectively evaluated for impairment	$54,481	$139,297	$82,832	$26,562	$––	$303,172

Portfolio Quality Indicators
The following table shows the portfolio quality indicators as of December 31, 2014:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$51,895	$151,535	$83,870	$21,284	$308,584
Special Mention	265	1,980	––	––	2,245
Substandard	126	4,799	––	––	4,925
Doubtful	––	––	––	––	––

	$52,286	$158,314	$83,870	$21,284	$315,754

The following table shows the portfolio quality indicators as of December 31, 2013:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$51,739	$135,739	$82,832	$26,562	$296,872
Special Mention	2,727	2,848	––	––	5,575
Substandard	670	6,385	––	––	7,055
Doubtful	––	––	––	––	––

	$55,136	$144,972	$82,832	$26,562	$309,502

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2014:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$––	$––	$––	$46	$46	$52,240	$52,286
Commercial real estate	394	––	127	247	768	157,546	158,314
Residential	292	17	––	658	967	82,903	83,870
Installment	70	11	––	7	88	21,196	21,284
Total	$756	$28	$127	$958	$1,869	$313,885	$315,754

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2013:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$38	$––	$84	$641	$763	$54,373	$55,136
Commercial real estate	––	––	105	953	1,058	143,914	144,972
Residential	233	56	––	1,252	1,541	81,291	82,832
Installment	101	67	––	34	202	26,360	26,562
Total	$372	$123	$189	$2,880	$3,564	$305,938	$309,502

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2014:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$7	$7	$––	$11	$1
Commercial real estate	794	1,144	––	813	75

	801	1,151	––	824	76
Loans with a specific valuation allowance:
Commercial	105	105	92	109	8
Commercial real estate	962	962	622	1,477	182

	1,067	1,067	714	1,586	190

Total:
Commercial	$112	$112	$92	$120	$9
Commercial Real Estate	$1,756	$2,106	$622	$2,290	$257

The following table presents impaired loans for the year ended December 31, 2013:

				Average
		Unpaid		Investment in	Interest
	Recorded	Principal	Specific	Impaired	Income
	Balance	Balance	Allowance	Loans	Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$136	$136	$––	$116	$2
Commercial real estate	888	888	––	894	53

	1,024	1,024	––	1,010	57
Loans with a specific valuation allowance:
Commercial	519	519	238	521	27
Commercial real estate	4,787	4,787	1,151	4,991	203

	5,306	5,306	1,389	5,512	230

Total:
Commercial	$655	$655	$238	$637	$29
Commercial Real Estate	$5,675	$5,675	$1,151	$5,885	$256

Troubled Debt Restructurings on Financing Receivables
The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2014 and 2013:

Year Ended December 31, 2014
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)

Commercial real estate	2	$155	$155

	Year Ended December 31, 2014
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial real estate	$––	$155	$––	$155

Year Ended December 31, 2013
		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment
(In thousands)

Commercial real estate	4	$3,243	$3,243

	Year Ended December 31, 2013
	Interest			Total
	Only	Term	Combination	Modification
		(In thousands)

Commercial real estate	$1,010	$356	$1,877	$3,243